Schedule of U.S. Federal Income Tax Rates Indicated to Pretax Loss From Operations (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Computed tax benefit at federal statutory rate	21.00%	21.00%
Permanent differences
State tax benefit	7.00%	6.00%
Stock based compensation	(2.00%)	(1.00%)
Other permanent differences	(1.00%)
Change in valuation allowance	(28.00%)	(24.00%)
Research and development credit
Change in fair value of debt	1.00%	(2.00%)
Stock issuance cost	(2.00%)
Acquired startup costs	4.00%
Pretax loss from operations rates total